Trade and other receivables (Details) - INR (₨) ₨ in Millions		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Current [Abstract]
Current Trade And Other Receivable Gross		₨ 51,480	₨ 41,041
Less: Allowance for credit losses		(1,202)	(1,172)	₨ (952)
Current trade receivables		50,278	39,869
Non-current [Abstract]
Non Current Trade And Other Receivable Gross	[1]	1,737	113
Less: Allowance for credit losses		0	0
Non-current trade receivables		₨ 1,737	₨ 113

[1]	Represents amounts receivable pursuant to an out-licensing arrangement with a customer. As these amounts are not expected to be realized within twelve months from the end of the reporting date, they are disclosed as non-current.